Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses [Abstract]
PREPAID EXPENSES

6. PREPAID EXPENSES

Prepaid expenses and other current assets comprise the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025

Prepaid insurance	$377,808	$132,507
Deferred research and development expenses	-	9,060
Professional services retainers	3,000	13,418
Prepaid - other	24,000	5,000
	$404,808	$159,985

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are composed of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Prepaid insurance	$132,507	$11,454
Deferred research and development expenses	9,060	-
Professional services retainers	13,418	-
Other prepaid expenses	5,000
	$159,985	$11,454